Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes

12. INCOME TAXES

The components of income tax expense are as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Current	5,534	8,591	15,630
Deferred	1,582	1,181	471

Income tax expense	7,116	9,772	16,101

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Domestic	(11,039)	(8,080)	(12,761)
Foreign	65,373	45,228	73,329

	54,334	37,148	60,568

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	8,142	6,788	15,727
Tax-exempt income	(5,149)	(4,325)	(2,573)
Permanent differences	861	1,730	(396)
Temporary differences	(2,290)	1,732	(344)
Alternative minimum tax	4,340	2,203	1,170
Income tax (10%) on undistributed earnings	2,631	3,396	2,491
Net changes in income tax credit	5,518	708	(899)
Net changes in valuation allowance of deferred income tax assets	(3,879)	(2,364)	733
Net operating loss carryforwards	604	(189)	(1,298)
Liabilities related to unrealized tax benefits	832	(39)	91
Adjustment of prior years’ taxes and others	(4,494)	132	1,399

Income tax expense	7,116	9,772	16,101

Deferred income tax assets (liabilities) are as follows:

	December 31
	2013	2014
	US$	US$
Current:
Notes and accounts receivable	142	141
Stock-based compensation	679	615
Allowance for sales return	123	105
Inventory reserve	544	48
Foreign currency translation	312	(1,273)
Others	561	504
Valuation allowance	(1,083)	(528)

	1,278	(388)

Non-current:
Inventory reserve	590	766
Property and equipment	651	452
Investment tax credits	7,011	7,823
Net operating loss carryforwards	8,540	9,621
Others	(885)	(490)
Valuation allowance	(15,193)	(16,263)

	714	1,909

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. The change in the valuation allowance was a decrease of US$3,271 thousand, an increase of US$1,075 thousand, and an increase of US$515 thousand for the years ended December 31, 2012, 2013, and 2014, respectively.

The decrease in the valuation allowance in 2012 was primarily due to the utilization of net operating loss carryforwards in 2012 which had been previously fully provided. The increase in valuation allowance in 2013 and 2014 are primarily due to the uncertainty in generating sufficient taxable income in the future and utilization of operating loss carryforwards and research and development credits before they expire. In addition, profits generated from certain products of SMI Taiwan are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012.

As of December 31, 2014, FCI had unused research and development tax credits of approximately US$3,754 thousand which will expire in 2015 to 2019.

As of December 31, 2014, the Company’s United States federal net operating loss carryforwards for federal income tax purposes were approximately US$7,794 thousand. If not utilized, the federal net operating loss carryforwards will expire in 2024.

As of December 31, 2014, the Company’s United States federal and state research and development tax credit carryforwards for federal and state income tax purposes were approximately US$2,391 thousand and US$1,678 thousand, respectively. If not utilized, the federal tax credit carryforwards will expire starting in 2023 while the state tax credit carryforward has no expiration date.

Current United States federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an “ownership change” of a corporation. Accordingly, the Company’s ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such “ownership change”. Such a limitation could result in the expiration of carryforwards before they are utilized.

Unrecognized Tax Benefit

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2012	2013	2014
	US $	US $	US$
Balance, beginning of year	2,657	3,520	5,815
Increases in tax positions taken in current year	917	2,947	446
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(54)	(652)	(1,606)

Balance, end of year	3,520	5,815	4,655

At December 31, 2014, the Company had US$4,655 thousand of unrecognized tax benefits that if recognized would affect the effective tax rate. For the years ended December 31, 2012, 2013 and 2014, the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately US$499 thousand, US$627 thousand and US$343 thousand, respectively. The total amount of accrued interest and penalties recognized as of December 31, 2013 and 2014 was US$1,412 thousand and US$1,674 thousand, respectively. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

The Company files income tax returns in United States and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2014:

Tax Jurisdiction	Tax Years
SMI Taiwan	2009 and onward
FCI	2009 and onward
SMI USA	2007 onward